Share-based payments - Restricted Stock Units (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2021 USD ($) EquityInstruments $ / shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs - Vested	(19,581)
Number of shares on conversion | shares	1
Expense from share-based payment transactions with employees | $	$ 120.2	$ 171.2	$ 96.9
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs - January 1	213,038
Number of RSUs - Granted	243,010	216,522
Number of RSUs - Vested	(53,872)
Number of RSUs - Forfeited	(16,896)	(3,484)
Number of RSUs - December 31	385,280	213,038
Weighted average Grand Date Fair Value - January 1 | $ / shares	$ 314.25
Weighted average Grand Date Fair Value - Granted | $ / shares	375.81	$ 313.84
Weighted average Grand Date Fair Value - Forfeited | $ / shares	307.11	288.92
Weighted average Grand Date Fair Value - December 31 | $ / shares	$ 387.20	$ 314.25
Number of shares on conversion | shares	1
Vesting period	4 years
Vesting percentage	25.00%
Expense from share-based payment transactions with employees | $	$ 36.9	$ 8.1	$ 0.0